Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of RSUs Activities

A summary of RSUs activities is as follows:

		Weighted- Average
	Number of RSUs	Grant-Date Fair Value
		US$
Unvested as of December 31, 2023	2,159,748	1.17
Granted	1,794,136	2.18
Vested	(2,228,986)	1.94
Forfeited	(572,112)	1.47
Unvested as of December 31, 2024	1,152,786	1.12
Granted	2,556,344	2.95
Vested	(2,085,508)	2.44
Forfeited	(195,260)	1.23
Unvested as of December 31, 2025	1,428,362	2.46